Leases (Details) - Schedule of Lease Term and the Weighted-Average Discount Rate	Sep. 30, 2023	Sep. 30, 2022
Schedule of Lease Term and the Weighted-Average Discount Rate [Abstract]
Weighted-average remaining lease term (years)	2 years 5 months 12 days	1 year 11 months 15 days
Weighted-average discount rate	4.75%	4.75%